Dear Shareholder:

Victory Capital Management Inc., the investment adviser to the Fund for Income, has announced changes to the portfolio management structure of the Fund, effective November 12, 2010.  The new management structure is described in the supplement to the Summary Prospectus below.

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The Victory Portfolios

Fund for Income

Supplement dated November 8, 2010
to the Summary Prospectus dated March 1, 2010

1.	The following replaces in its entirety the paragraph following the heading Portfolio Manager on page 5 of the Summary Prospectus.

Heidi L. Adelman is Chief Investment Officer Mortgage Investments and is a Director of the Adviser, and is the portfolio manager of the Fund.  She has been a portfolio manager of the Fund since March 2006.

Please insert this supplement in the front of your Summary Prospectus.  If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

VF-FFI-SUMMPRO (3/10) SUPP1

Dear Shareholder:

Victory Capital Management Inc., the investment adviser to the National Municipal Bond Fund, has announced changes to the portfolio management structure of the Fund, effective November 12, 2010.  The new management structure is described in the supplement to the Summary Prospectus below.

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The Victory Portfolios

National Municipal Bond Fund

Supplement dated November 8, 2010
to the Summary Prospectus dated March 1, 2010

1.	The following replaces in its entirety the paragraph following the heading Portfolio Manager on page 5 of the Summary Prospectus.

Paul A. Toft is the Chief Investment Officer Municipal Investments and Managing Director of the Adviser, and is the portfolio manager of the Fund. He has been a portfolio manager of the Fund since 1994.

Please insert this supplement in the front of your Summary Prospectus.  If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

VF-NATMUNI-SUMMPRO (3/10) SUPP1

Dear Shareholder:

Victory Capital Management Inc., the investment adviser to the Ohio Municipal Bond Fund, has announced changes to the portfolio management structure of the Fund, effective November 12, 2010.  The new management structure is described in the supplement to the Summary Prospectus below.

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The Victory Portfolios

Ohio Municipal Bond Fund

Supplement dated November 8, 2010
to the Summary Prospectus dated March 1, 2010

1.	The following replaces in its entirety the paragraph following the heading Portfolio Manager on page 5 of the Summary Prospectus.

Paul A. Toft is the Chief Investment Officer Municipal Investments and Managing Director of the Adviser, and is the portfolio manager of the Fund. He has been a portfolio manager of the Fund since 1994.

Please insert this supplement in the front of your Summary Prospectus.  If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

VF-OHMUNI-SUMMPRO (3/10) SUPP1

Dear Shareholder:

Victory Capital Management Inc., the investment adviser to the Balanced Fund, has determined, with the approval of the Fund's Board of Trustees, that it is in the best interests of the Fund and its shareholders to manage the debt portion of the Fund's portfolio using a passive investment strategy.  The new strategy is described in this supplement and will take effect on November 12, 2010.

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The Victory Portfolios

Balanced Fund

Supplement dated November 8, 2010
to the Summary Prospectus dated March 1, 2010

1.	The following modifies the table and footnote found under the heading Fund Fees and Expenses on page 1 of the Summary Prospectus

Shareholder Fees (paid directly from your investment)	Class A		Class C		Class I		Class R
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		NONE		NONE		NONE
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	NONE		1.00%		NONE		NONE
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%		0.60%		0.60%		0.60%
Distribution (12b-1) Fees	0.00%		1.00%		0.00%		0.50%
Other Expenses (Includes a shareholder servicing fee of 0.25% applicable to Class A shares)	0.54%		1.44%		0.26%		0.52%
Total Annual Fund Operating Expenses	1.14%		3.04%		0.86%		1.62%
Fee Waiver/Expense Reimbursement	0.00%		(1.19)%		(0.21)%		(0.17)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.14	%1	1.85	%1	0..65	%1	1.45	%1

1The Adviser has contractually agreed to waive its management fee and/or reimburse expenses, as allowed by law, until at least February 28, 2012, so that the total annual operating expenses (excluding certain items) of the Class A shares, Class I share  and Class R shares do not exceed 1.15%,.65% and 1.45%, respectively and until at least February 28, 2014, so that the annual operating expenses (excluding certain items) of the Class C shares do no exceed 1.85%.

VF-HybridSUMM-SUPP1

2.	The following replaces in its entirety the Fees and Expenses of the Fund example table found on page 2 of the Summary Prospectus.

	1 Year	3 Years	5 Years	10 Years
Class A	$685	$916	$1,167	$1,881
Class C	$288	$582	$1,262	$3,083
(If you sell your shares at the end of the period.)
Class C	$188	$582	$1,262	$3,083
(If you do not sell your shares at the end of the period.)
Class I	$66	$253	$456	$1,041
Class R	$148	$495	$865	$1,908

3.	The following replaces in its entirety the section titled Principle Investment Strategy found on page 3 of the Summary Prospectus.

Principal Investment Strategies

The Fund pursues its investment objective by investing in equity securities and fixed income securities. The Fund may invest in any type or class of security.

Under normal circumstances:

■  The Fund will invest 40% to 75% of its total assets in equity securities and securities convertible or exchangeable into common stock.

■  The Fund may invest up to 15% of its net assets in American Depository Receipts.

■  The Fund will invest at least 25% of it total assets in a portfolio of debt securities and preferred stocks. The debt securities are designed to replicate, as closely as possible, before the deduction of expenses, the performance of the Barclays Capital US Aggregate Bond Index (“the Index”).

The portfolio will not hold every one of the more than 8,000 securities in the Index. To attempt to match the risk and return characteristics of the Index as closely as possible, the portfolio is invested in a statistically selected sample of the securities found in the Index. The portfolio's securities are weighted to attempt to make the portfolio's total investment characteristics similar to those of the Index.

The Fund may also hold short-term debt securities and money market instruments.

The Barclays Capital U.S. Aggregate Bond Index includes investment-grade government, corporate, mortgage-, commercial mortgage- and asset-backed bonds that are denominated in U.S. dollars and have maturities longer than one year. Investment-grade securities are rated in the four highest rating categories (AAA to BBB -). Bonds are represented in the index in proportion to their market value.

There is no guarantee that the Fund will achieve its objective.

4.	The following is inserted as the last bullet point of the Principle Risks section found on page 3 of the Summary Prospectus.

■	The fund does not track the performance of the index due to fees, expenses, transaction costs and other factors that does not allow the fund to match the Index.

VF-HybridSUMM-SUPP1

5.	The following replaces in its entirety the paragraph following the heading Portfolio Manager page 5 of the Summary Prospectus.

Cynthia G. Koury is a Senior Portfolio Manager and Senior Managing Director with the Adviser, and has been a portfolio manager of the Fund since November 2004.

Lawrence G. Babin is a Chief Investment Officer and Senior Managing Director of the Adviser, and is the lead portfolio manager of the equity investments for the Fund. He has been a portfolio manager of the Fund since December 2003.

Ernest C. Pelaia is Chief Investment Officer Passive Investments and a Director of the Adviser and is the portfolio manager of the fixed income investments for the Fund. He has been a portfolio manager of the Fund since November 2010.

Please insert this supplement in the front of your Prospectus.  If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

VF-HybridSUMM-SUPP1

Dear Shareholder:

Victory Capital Management Inc., the investment adviser to the Core Bond Fund, has determined, with the approval of the Fund's Board of Trustees, that it is in the best interests of the Fund and its shareholders to manage the Fund's portfolio using a passive investment strategy.  The new strategy is described in this supplement and will take effect on November 12, 2010.  Notwithstanding the strategy as described below, for a period of 60 days from the date of this supplement, the Adviser will continue, under normal circumstances, to invest at least 80% of the Fund's net assets in income producing securities with an average effective maturity between 5-15 years. To reflect the new investment strategy, the Fund's name will change to Core Bond Index Fund.

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The Victory Portfolios

Core Bond Fund

Supplement dated November 8, 2010
to the Summary Prospectus dated March 1, 2010

1.	Please delete all references to the “Core Bond Fund” and replace with “Core Bond Index Fund (formerly known as the Core Bond Fund)”.

2.	The following modifies the table and footnote found under the heading Fund Fees and Expenses on page 1 of the Summary Prospectus

Shareholder Fees (paid directly from your investment)	Class A	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	2.00%	NONE
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	NONE	NONE
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	0.50%
Distribution (12b-1) Fees	0.00%	0.00%
Other Expenses (includes a shareholder servicing fee of 0.25% applicable to Class A shares.)	0.48%	0.22%
Total Annual Fund Operating Expenses	0.98%	0.72%
Fee Waiver/Expense Reimbursement	(0.33)%	(0.42)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement1	0.65%	0.30%

1  The Adviser has contractually agreed to waive its management fee and/or reimburse expenses, as allowed by law, so that the total annual operating expenses (excluding certain items) of Class A shares do not exceed 0.65%, and Class I shares do not exceed 0.30%, until at least February 28, 2012.

VF-CORE-SUMMPRO (3/10) SUPP1

3.	The following replaces in its entirety the Fees and Expenses of the Fund example table found on page 2 of the Summary Prospectus.

	1 Year	3 Years	5 Years	10 Years
Class A	$265	$474	$699	$1,348
Class I	$31	$188	$359	$855

4. The following replaces in its entirety the section titled Principle Investment Strategy found on page 3 of the Prospectus.

Principal Investment Strategies
The Fund pursues its investment objective by investing primarily in a portfolio of debt securities that is designed to replicate, as closely as possible, before the deduction of expenses, the performance of the Barclays Capital US Aggregate Bond Index (“the Index”). Under normal circumstances the Fund will invest at least 80% of its net assets in securities included in the Index. The Fund will notify its shareholders at least 60 days before changing this policy. For the purposes of this policy, “net assets” includes any borrowings for investment purposes.

The portfolio will not hold every one of the more than 8,000 securities in the Index. To attempt to match the risk and return characteristics of the Index as closely as possible, the portfolio is invested in a statistically selected sample of the securities found in the Index. The portfolio's securities are weighted to attempt to make the portfolio's total investment characteristics similar to those of the Index.

The Fund may also hold short-term debt securities and money market instruments.

There is no guarantee that the Fund will achieve its objective.

5.	The following is inserted as the last sentence of the second paragraph of the Principle Risks section found on page 3 of the Prospectus.

The fund does not track the performance of the index due to fees, expenses, transaction costs and other factors that does not allow the fund to match the Index.

6.	The following replaces in its entirety the paragraph following the heading Portfolio Manager on page 5 of the Prospectus.

Ernest C. Pelaia is Chief Investment Officer Passive Investments and aDirector of the Adviser and is the portfolio manager of the Fund. He has been a portfolio manager of the Fund since November 2010.

Please insert this supplement in the front of your Prospectus.  If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

VF-CORE-SUMMPRO (3/10) SUPP1